Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables [Abstract]
Beginning balance	$ 119,124	$ 28,612
Impairment loss for the period	50,921	91,113
Reduction for loss of control of subsidiaries	(21,675)	0
Receivables written off during the year	(7,128)	(601)
Ending balance	$ 141,242	$ 119,124